UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report For the Quarter Ended: December 31, 2009

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    The Royal Bank of Scotland Plc
Address: PO Box 31
         36 St Andrew Square
         Edinburgh  EH2 2YB
         Scotland

13F File Number:  028-05855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Aileen Taylor
Title:    Head of Group Secretariat
Phone:    (+44) 0131 626 4099
Signature, Place and Date of Signing:

    Aileen Taylor    Edinburgh, Scotland    March 08, 2010


Report Type (check only one.):

[  ]        13F HOLDINGS REPORT.

[ X]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

 13F File Number     Name

 028-05855           The Royal Bank of Scotland Group Plc